Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 59,837	$ 0
Prepaid expense	7,400
Total Current Assets	67,237
Other assets:
Patent and Trademark	10,400
Total Assets	77,637
Current liabilities
Accounts payable	15,000
Payable to related party	102,172
Short term advances	60,445
Total Current Liabilities	177,617
Total Liabilities	177,617
Commitments and contingencies (Note 5)
Stockholders' Equity (Deficit)
Preferred Stock, $0.0001 par value, 20,000,000 shares were authorized; none issued and outstanding at December 31, 2015 and 2014.
Common stock, $0.0001 par value, 500,000,000 shares authorized; 20,500,000 shares 20,000,000 shares issued and outstanding at December 31, 2015 and 2014, respectively	2,050	2,000
Discount on common stock	(2,050)	(2,000)
Additional paid in capital	1,751	707
Deficit accumulated during development stage	(101,731)	(707)
Total Stockholders' Equity (Deficit)	(99,980)
Total Liabilities and Stockholders' Equity	$ 77,637